Income taxes and deferred taxes - Additional information (Details) - EUR (€)		12 Months Ended
	Jan. 01, 2022	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income taxes and deferred taxes
Current Tax Liability Reversed		€ 500,000			€ 1,600,000
Accrual Expense For Uncertain Tax Liability Position			€ 2,200,000
Income Tax Expense In Relation To Company SSubsidiaries		1,600,000	600,000
Current tax liability		3,939,000	4,317,000
Uncertain tax positions		3,300,000
Income Tax Liability		700,000
Deferred tax income/(expense)		31,000	7,000	€ 3,000
Belgium
Income taxes and deferred taxes
Unused tax losses for which no deferred tax asset recognised		300,000,000	213,500,000	153,600,000
AUSTRALIA
Income taxes and deferred taxes
Unused tax losses for which no deferred tax asset recognised		€ 3,100,000	€ 2,800,000	€ 1,800,000
Research and Development Expenses [Member]
Income taxes and deferred taxes
Useful life measured as period of time, intangible assets other than goodwill	5 years